MoA Moderate Allocation Fund Investment Strategy - MoA Moderate Allocation Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests both in shares of equity and fixed income funds of the Investment Company (“IC Funds”). The IC Funds selected may be actively managed or passively managed or a mix of both. ●The Fund’s target allocation currently is approximately 55% to 65% of net assets in equity IC Funds and approximately 35% to 45% of net assets in fixed income IC Funds.